As filed with the Securities and Exchange Commission on January 26, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Avenue, 4th Fl.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: November 30, 2010

Item 1. Schedule of Investments.

Villere Balanced Fund
SCHEDULE OF INVESTMENTS at November 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS: 67.4%
	Aerospace Products & Services: 4.1%
70,000	BE Aerospace, Inc. *	$2,485,000

	Apparel Manufacturing: 0.9%
18,000	Carter's, Inc. *	569,880

	Chemical Manufacturing: 2.6%
34,000	Abbott Laboratories	1,581,340

	Computer & Electronic Products: 11.5%
664,500	ION Geophysical Corp. *	4,777,755
32,000	Varian Medical Systems, Inc. *	2,106,560
		6,884,315

	Couriers & Messengers: 3.5%
23,000	FedEx Corp.	2,095,760

	Credit Intermediation: 8.8%
37,000	Cullen/Frost Bankers, Inc.	1,980,980
95,000	Euronet Worldwide, Inc. *	1,554,200
34,800	IBERIABANK Corp.	1,754,268
		5,289,448

	Food Manufacturing: 5.9%
70,000	Flowers Foods, Inc.	1,834,000
27,000	The J.M. Smucker Co.	1,707,750
		3,541,750

	Information Services: 4.1%
295,500	NIC, Inc.	2,467,425

	Machinery: 8.7%
185,350	3D Systems Corp.*	5,215,749

	Oil & Gas Extraction: 7.6%
31,000	Pioneer Natural Resources Co.	2,483,410
402,000	SandRidge Energy, Inc.*	2,074,320
		4,557,730

	Professional, Scientific & Technical Services: 6.5%
138,500	EPIQ Systems, Inc.	1,764,490
125,000	Luminex Corp. *	2,110,000
		3,874,490
	Sporting & Recreational Goods: 3.2%
89,000	Pool Corp.	1,885,910

	TOTAL COMMON STOCKS
	(Cost $28,651,151)	40,448,797

Principal
Amount
	CORPORATE BONDS: 25.8%
	Building Material, Garden & Supplies Dealers: 3.8%
	The Home Depot, Inc.,
$ 2,000,000	5.400%, 03/01/2016	2,287,004

	Cable & Other Subscription Programming: 1.5%
	DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc.,
850,000	6.375%, 06/15/2015	884,000

	Chemical Manufacturing: 3.2%
	E.I. du Pont de Nemours & Co.,
1,000,000	4.750%, 11/15/2012	1,070,682
	Pfizer, Inc.,
700,000	6.200%, 03/15/2019	851,990
		1,922,672

	Computer & Electronic Products: 1.3%
	Hewlett-Packard Co.
500,000	3.750%, 12/1/2020	502,696
250,000	International Business Machines Corp.,
	4.750%, 11/29/2012	270,197
		772,893
	Credit Intermediation: 5.6%
	BB&T Corp.,
1,000,000	4.900%, 06/30/2017	1,045,759
	Countrywide Home Loans, Inc.,
750,000	4.000%, 03/22/2011	757,759
	JPMorgan Chase & Co.,
500,000	4.875%, 03/15/2014	537,261
	Whitney National Bank
1,150,000	5.875%, 04/01/2017	1,053,812
		3,394,591

	Food Manufacturing: 2.6%
	Kraft Foods, Inc.,
400,000	5.250%, 10/01/2013	440,872
1,000,000	5.375%, 02/10/2020	1,115,770
		1,556,642

	Furniture & Related Products: 2.6%
	Leggett & Platt, Inc.,
1,500,000	4.650%, 11/15/2014	1,571,935

	General Merchandise Stores: 0.8%
	Wal-Mart Stores, Inc.
500,000	3.250%, 10/25/2020	488,865

	Insurance Carriers: 1.3%
	Prudential Financial, Inc.,
750,000	5.000%, 01/15/2013	753,508

	Rental & Leasing Services: 1.7%
	International Lease Finance Corp.,
1,000,000	5.875%, 05/01/2013	1,000,000

	Securities & Financial Services: 0.8%
	Goldman Sachs Group, Inc.,
200,000	6.875%, 01/15/2011	201,492
	Merrill Lynch & Co., Inc.,
250,000	6.875%, 11/15/2018	273,627
		475,119

	Transportation Equipment: 0.6%
	General Dynamics Corp.,
300,000	5.375%, 08/15/2015	347,605

	TOTAL CORPORATE BONDS
	(Cost $14,382,107)	15,454,834

Shares	SHORT-TERM INVESTMENTS: 7.4%
	Money Market Funds: 7.4%
	Federated Treasury Obligation Fund - Trust Shares,
1,757,599	0.010% (a)	1,757,599
	Fidelity Money Market Portfolio - Select Class,
1,735,671	0.170%(a)	1,735,671
	Invesco Treasury Portfolio - Institutional Class,
944,725	0.061%(a)	944,725
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,437,995)	4,437,995

	TOTAL INVESTMENTS IN SECURITIES: 100.6%
	(Cost $47,471,253)	60,341,626
	Liabilities in Excess of Other Assets : (0.6)%	(385,972)
	TOTAL NET ASSETS: 100.0%	$59,955,654

*	Non-income producing security.
(a)	7-day yield as of 11/30/2010.

The cost basis of investments for federal income tax purposes at November 30, 2010 was as follows+:

Cost of investments	$47,471,253
Gross unrealized appreciation	13,546,275
Gross unrealized depreciation	(675,902)
Net unrealized appreciation	$12,870,373

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Villere Balanced Fund Summary of Fair Value Exposure at November 30, 2010 (Unaudited)

The Villere Balanced Fund (the "Fund") utilizes various methods to measure the fair value of most of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three Levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 —Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of November 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$40,448,797	$-	$-	$40,448,797
Corporate Bonds^	-	15,454,834	-	15,454,834
Short-Term Investments	4,437,995	-	-	4,437,995
Total Investments in Securities	$44,886,792	$15,454,834	$-	$60,341,626

^ See Schedule of Investments for industry breakout

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Eric W. Falkeis
                                                 Eric W. Falkeis, President

Date   January 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
                                                   Eric W. Falkeis, President

Date January 25, 2011

By (Signature and Title) * /s/ Patrick J. Rudnick
                                                    Patrick J. Rudnick, Treasurer

Date January 17, 2011

* Print the name and title of each signing officer under his or her signature.